Registration No. 333-05593
                           Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]



         Post-Effective Amendment No. 13                                   [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]



         Amendment No. 29                                                  [X]



                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                              --------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------




                                 ROBIN WAGNER
                          VICE PRESIDENT AND COUNSEL
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)



                              --------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES, ESQ.
                        Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036

         Approximate Date of Proposed Public Offering: March 1, 2000. It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X]    On March 1, 2000 pursuant to paragraph (b) of Rule 485.

  [ ]    After filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

   [ X ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE
                                      ----

Parts A, B and C of Post-Effective Amendment No. 12 to the form N-4 Registration Statement under the Securities Act of 1933 (File No. 333-05593) of The Equitable Life Assurance Society of the United States (depositor) and its Separate Account No. 49 (registrant), and Amendment No. 26 to the same Form N-4 Registration Statement of Separate Account No. 49 under the Investment Company Act of 1940 (File No. 811-07659), filed with the Commissioner on November 23, 1999, are incorporated by reference herein. This Post-Effective Amendment No. 13 is being filed under Rule 485(b)(1)(v) under the Securities Act of 1933 for the sole purpose of delaying the effectiveness of the above-referenced Post-Effective Amendment No. 12.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 31st day of January, 2000.


                                           SEPARATE ACCOUNT No. 49 OF
                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Registrant)

                                           By: The Equitable Life Assurance
                                               Society of the United States


                                           By: /s/ Naomi J. Weinstein
                                              ---------------------------------
                                              Naomi J. Weinstein
                                              Vice President,
                                              The Equitable Life Assurance
                                              Society of the United States

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 31st day of January, 2000.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Naomi J. Weinstein
                                              ---------------------------------
                                              Naomi J. Weinstein
                                              Vice President,
                                              The Equitable Life Assurance
                                              Society of the United States


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

 PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                            President, Chief Operating Officer
                                            and Director

*Edward D. Miller                           Chairman of the Board, Chief
                                            Executive Officer and Director

 PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                           Vice Chairman of the Board
                                            Chief Financial Officer and Director

 PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                          Senior Vice President and Controller


*DIRECTORS:

 Francoise Colloc'h       Donald J. Greene             George T. Lowy
 Henri de Castries        John T. Hartley              Edward D. Miller
 Joseph L. Dionne         John H.F. Haskell, Jr.       Didier Pineau-Valencienne
 Denis Duverne            Michael Hegarty              George J. Sella, Jr
 Jean-Rene Fourtou        Mary R. (Nina) Henderson     Peter J. Tobin
 Norman C. Francis        W. Edwin Jarmain             Stanley B. Tulin
                                                       Dave H. Williams



*By: /s/ Naomi J. Weinstein
    ------------------------
         Naomi J. Weinstein
         Attorney-in-Fact
         January 31, 2000